Fair Value of Assets and Liabilities - Sensitivity analysis of Level 3 instruments (Detail) - Level 3 [member] - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	€ 93		€ 85
Negative fair value movements from using reasonable possible alternatives	30	€ 0
Financial assets at fair value through profit or loss [member] | Equity (equity derivatives, structured notes) [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	43		35
Negative fair value movements from using reasonable possible alternatives	20	€ 0
Financial assets at fair value through profit or loss [member] | Interest rates (Rates derivatives, FX derivatives) [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	25		40
Negative fair value movements from using reasonable possible alternatives	1
Financial assets at fair value through profit or loss [member] | Credit (Debt securities, Loans, structured notes, credit derivatives) [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	25		€ 10
Negative fair value movements from using reasonable possible alternatives	€ 9